REVENUE RECOGNITION (Tables)	6 Months Ended
Jun. 30, 2024
Revenue Recognition [Abstract]
Schedule of Company's Revenues According to Company's Segments
	Period ended June 30,
	2023	2022
Aviation Security	$173,131	146,837
Other Aviation Related Services	35,678	31,328
Authentication Technology	24,750	26,243
Total revenues	$233,559	$204,408

Schedule of Company's Revenues Disaggregated by Geography
	Period ended June 30,
	2024		2023
Germany	$57,384	24.6%	$56,189	27.5%
United States	48,763	20.9%	50,034	24.5%
The Netherlands	53,619	23.0%	46,436	22.7%
Spain	54,902	23.5%	39,176	19.2%
Other countries	18,891	8.1%	12,573	6.2%
Total revenues	$233,559	100.0%	$204,408	100.0%